Other Comprehensive Income/(Loss) (Accumulated other comprehensive income) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net unrealized gains/(losses) on available-for-sale investments	$ 7.9	$ (2.2)	$ 10.1
Tax on unrealized gains/(losses) on available-for-sale investments	(1.8)	(0.6)	(2.4)
Accumulated other comprehensive income/(loss) of equity method investments	2.1	(4.3)	2.9
Cumulative foreign currency translation adjustments	598.6	452.7	524.6
Tax on cumulative foreign currency translation adjustments	3.1	2.5	2.0
Employee benefit plan liability adjustments	(102.6)	(98.2)	(55.8)
Tax on employee benefit plan liability adjustments	23.2	23.4	14.1
Total accumulated other comprehensive income/(loss)	$ 530.5	$ 373.3	$ 495.5